Horizon Flexible Income ETF
Schedule of Investments
August 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.6%		Shares		Value
iShares Broad USD High Yield Corporate Bond ETF (a)		660,564		$ 24,388,023
State Street SPDR Portfolio High Yield Bond ETF (a)(b)		2,437,754		56,921,556
TOTAL EXCHANGE TRADED FUNDS (Cost $81,358,369)				81,309,579

PURCHASED OPTIONS - 0.0% (c)(d)	Notional Amount	Contracts		Value
Put Options - 0.0% (c)
State Street SPDR S&P 500 ETF Trust (e)(f)
Expiration: 09/03/2026; Exercise Price: $691.53	9,818,240	128		208
Expiration: 09/03/2026; Exercise Price: $708.42	5,215,940	68		152
Expiration: 09/03/2026; Exercise Price: $723.14	24,929,125	325		1,001
TOTAL PURCHASED OPTIONS (Cost $106,891)				1,361

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (c)		Shares		Value
First American Government Obligations Fund - Class X, 3.59% (g)		21,979		21,979
TOTAL MONEY MARKET FUNDS (Cost $21,979)				21,979

TOTAL INVESTMENTS - 99.6% (Cost $81,487,239)				81,332,919
Other Assets in Excess of Liabilities - 0.4%			0.00419	342,424
TOTAL NET ASSETS - 100.0%				$ 81,675,343

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $23,843,759.
(c)	Represents less than 0.05% of net assets.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Horizon Flexible Income ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)% (a)	Notional Amount	Contracts	Value
Put Options - (0.0)% (a)
State Street SPDR S&P 500 ETF Trust (b)(c)
Expiration: 09/03/2026; Exercise Price: $731.12	$ (9,818,240)	(128)	$ (512)
Expiration: 09/03/2026; Exercise Price: $743.50	(5,215,940)	(68)	(625)
Expiration: 09/03/2026; Exercise Price: $755.86	(24,929,125)	(325)	(15,545)
TOTAL WRITTEN OPTIONS (Premiums received $318,408)			$ (16,682)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Horizon Flexible Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$ 81,309,579	$ –	$ –	$ 81,309,579
Purchased Options	–	1,361	–	1,361
Money Market Funds	21,979	–	–	21,979
Total Investments	$ 81,331,558	$ 1,361	$ –	$ 81,332,919

Liabilities:
Investments:
Written Options	$ –	$ (16,682)	$ –	$ (16,682)
Total Investments	$ –	$ (16,682)	$ –	$ (16,682)

Refer to the Schedule of Investments for further disaggregation of investment categories.